Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Schedule of Contract with Customer Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 1,026,260	₩ 800,806
Contract liabilities	239,738	273,320
Deferred revenue	42,197	38,327
Revenue from contracts with customers
Disclosure of revenue from contracts with customers [line items]
Contract assets	1,111,973	929,181
Contract liabilities	410,379	1,240,934
Deferred revenue	94,302	87,209
Long term construction contract
Disclosure of revenue from contracts with customers [line items]
Contract assets	85,713	128,375
Contract liabilities	₩ 170,641	₩ 967,614